Income Taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	€ 74,069	€ 59,967
Gross increases - tax positions in prior period	10,185	6,045
Gross decreases - tax positions in prior period	(12,743)	(2,025)	(92,500)
Gross increases - tax positions in current period	12,227	6,796
Acquisitions through business combinations		6,514
Settlements		(2,964)
Lapse of statute of limitations		(264)
Ending Balance	€ 83,738	€ 74,069	€ 59,967